16. INVESTMENTS (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Total investments		R$ 5,385	R$ 5,378
Hidreletrica cachoeirao [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 53	54
Guanhaes energia [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 131	131
Hidreletrica pipoca [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 36	31
Retiro baixo [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 195	180
Alianca norte (belo monte plant) [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 631	671
Madeira energia (santo antonio plant) [member]
Disclosure of detailed information about investment property [line items]
Control		Affiliated
Total investments		R$ 209	167
FIP melbourne (usina de santo antonio) [member]
Disclosure of detailed information about investment property [line items]
Control		Affiliated
Total investments		R$ 158	385
Lightger [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 131	128
Baguari energia [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 159	157
Alianca geracao [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 1,167	1,192
TAESA [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 1,467	1,213
Ativas data center [member]
Disclosure of detailed information about investment property [line items]
Control		Affiliated
Total investments		R$ 17	16
UFV janauba geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 10	10
Companhia de transmissao centroeste de minas [member]
Disclosure of detailed information about investment property [line items]
Control		Subsidiary
Total investments			24
Axxiom solucoes tecnologicas [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 4	13
Total of investments [member]
Disclosure of detailed information about investment property [line items]
Total investments		R$ 5,415	5,400
Itaocara - equity deficit [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments	[1]	R$ (30)	(22)
Amazonia energia (belo monte plant) [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 965	1,028
UFV manga geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 11
UFV corinto geracao de energia eletrica s.a. [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 10
UFV bonfinopolis geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 6
UFV lagoa grande geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 15
UFV lontra geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 17
UFV mato verde geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 6
UFV mirabela geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 4
UFV porteirinha i geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 6
UFV porteirinha ii geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 7

[1]	On December 31, 2020 and 2019, the investee has negative net equity. Thus, after reducing the accounting value of its interest to zero, the Company recognized the provision for losses to the extent of its obligations, in the amount of R$30 (R$22 on December 31, 2019), resulting from contractual obligations assumed with the jointly-controlled entity and the other shareholders.